Net fee income - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Fee income arising from financial assets not at fair value through profit or loss	$ 5,858	$ 6,647	$ 7,522
Fee expense arising from financial liabilities not at fair value through profit or loss	1,260	1,450	1,682
Fee income arising from trust and fiduciary activities	3,426	3,110	3,165
Fee expense arising from trust and fiduciary activities	$ 267	$ 237	$ 175